SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Derivative Gain (Loss) [Member]
Derivative liabilites	$ (2,165,183)	$ (65,010,723)	$ (152,831,568)
Total gain loss	(2,165,183)	(65,010,723)	(152,831,568)
Level 1 [Member]
Derivative liabilites	0	0
Level 1 [Member] | Series C Preferred Stock [Member]
Derivative liabilites	0	0
Level 2 [Member]
Derivative liabilites	0	0
Level 2 [Member] | Series C Preferred Stock [Member]
Derivative liabilites	0	0
Level 3 [Member]
Derivative liabilites	9,757,927	7,592,744	$ 93,108,568
Level 3 [Member] | Series C Preferred Stock [Member]
Derivative liabilites	$ 9,757,927	$ 7,592,744